THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
MARCH 31, 2020
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK – 94.6%
	Shares	Value
Communication Services – 9.8%
AT&T	10,124	$295,115
Comcast, Cl A	9,274	318,840
Verizon Communications	10,297	553,258
Vodafone Group ADR	34,404	473,743
Walt Disney	1,562	150,889

		1,791,845

Consumer Discretionary – 6.4%
General Motors	33,462	695,340
Lowe’s	5,557	478,180

		1,173,520

Consumer Staples – 12.9%
Archer-Daniels-Midland	11,970	421,105
Primo Water	77,439	701,597
TreeHouse Foods *	13,430	592,934
Walmart	5,617	638,204

		2,353,840

Energy – 3.2%
Exxon Mobil	4,735	179,788
Williams	28,780	407,237

		587,025

Financials – 17.8%
Allstate	1,401	128,514
American International Group	26,678	646,941
Bank of America	5,943	126,170
Citigroup	15,213	640,771
JPMorgan Chase & Co	4,653	418,910
KKR & Co	29,924	702,316
Morgan Stanley	17,687	601,358

		3,264,980

Health Care – 13.8%
AbbVie	17,283	1,316,792
Bio-Rad Laboratories, Cl A *	228	79,928
Johnson & Johnson	3,837	503,146
Pfizer	19,004	620,290

		2,520,156

Industrials – 4.8%
United Technologies	9,282	875,571

THE ADVISORS’ INNER CIRCLE FUND III	LEVIN EASTERLY
VALUE OPPORTUNITIES FUND
MARCH 31, 2020
(Unaudited)

COMMON STOCK – continued
	Shares	Value
Information Technology – 10.2%
Apple	1,187	$301,842
CommScope Holding *	39,728	361,922
Intel	18,439	997,919
Juniper Networks	10,518	201,314

		1,862,997

Materials – 6.2%
DuPont de Nemours	26,285	896,319
International Paper	7,602	236,650

		1,132,969

Real Estate – 1.4%
SL Green Realty ‡	5,816	250,670

Utilities – 8.1%
CenterPoint Energy	58,451	903,068
Exelon	15,546	572,248

		1,475,316

Total Common Stock (Cost $22,545,276)		17,288,889

Total Investments - 94.6% (Cost $22,545,276)		$17,288,889

Percentages are based on Net Assets of $18,275,532.

*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR – American Depositary Receipt

Cl – Class

As of March 31, 2020, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

LEV-QH-001-0100